STOCKHOLDERS' DEFICIT (Details 4) - $ / shares		6 Months Ended	12 Months Ended
		Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Warrant One [Member]
Exercise Price		$ 9.44	$ 9.44
Number of Shares		191	191
Expiration Date		2018-03	2018-03
Weighted Average Exercise Price		$ 9.44	$ 9.44
Warrant Two [Member]
Exercise Price		$ 10.00	$ 10.00
Number of Shares	[1]	4,000	4,000
Expiration Date		2021-06	2021-06
Weighted Average Exercise Price		$ 10.00	$ 10.00
Warrant Three [Member]
Exercise Price		$ 50.00	$ 50.00
Number of Shares		1,000	1,161
Expiration Date		2017-07
Weighted Average Exercise Price		$ 50.00	$ 50.00
Warrant Three [Member] | Minimum [Member]
Expiration Date			2017-03
Warrant Three [Member] | Maximum [Member]
Expiration Date			2017-07
Warrant Four [Member]
Exercise Price		$ 55.00	$ 55.00
Number of Shares		1,620	1,620
Weighted Average Exercise Price		$ 55.00	$ 55.00
Warrant Four [Member] | Minimum [Member]
Expiration Date		2018-06	2018-06
Warrant Four [Member] | Maximum [Member]
Expiration Date		2019-03	2019-03
Warrant Six [Member]
Exercise Price		$ 1,800.00	$ 1,800.00
Number of Shares		84	84
Expiration Date		2017-07	2017-07
Weighted Average Exercise Price		$ 1,800.00	$ 1,800.00
Warrants [Member]
Exercise Price			$ 50.41
Number of Shares		6,895	7,160	7,146	3,912	4,078
Weighted Average Exercise Price		$ 48.17	$ 50.41	$ 50.12	$ 106.00	$ 614.00
Warrant Five [Member]
Exercise Price			$ 200.00
Number of Shares			104
Weighted Average Exercise Price			$ 200.00
Warrant Five [Member] | Minimum [Member]
Expiration Date			2016-12
Warrant Five [Member] | Maximum [Member]
Expiration Date			2017-01

[1]	On June 10, 2016, we issued two warrants, pursuant to a Finder's Fee Agreement with Maxim Group LLC, to purchase in aggregate 4,000 shares of Common Stock following the introduction of an accredited investor who entered into a Second Amended Note and Warrant Purchase Agreement in the principal amount of $200,000. Each warrant is exercisable, in whole or in part, during the period beginning on the date of its issuance, and ending on the earlier of (i) December 31, 2020 and (ii) the date that is forty-five (45) days following the date on which the daily closing price of shares of the Company's Common Stock quoted on the OTCQB Venture Marketplace (or other bulletin board or exchange on which the Company's Common Stock is traded or listed) exceeds $50.00 for at least ten (10) consecutive trading days. In connection therewith, the Company will promptly notify the Note Warrant holders in the event that the daily closing price of the Company's shares of Common Stock exceeds $50.00 for at least ten (10) consecutive trading days. Pursuant to the Finder's Fee Agreement, Maxim was also paid $20,000 cash for their efforts.